DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION

18.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION

(a)   Fair Value

  The Company has determined the estimated fair values of its consolidated financial instruments using available market information and appropriate valuation methodologies. However, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company would realize in a current market exchange. The methods and assumptions used to estimate the fair value of financial instruments are described below:

  Note receivable

  The fair value of the note receivable approximates its carrying value as it bears interest at current market rates.

  Accounts receivable, cash and cash equivalents, restricted cash, accounts payable and accrued liabilities

  Due to the short period to maturity of these instruments, the carrying values as presented in the consolidated balance sheets are reasonable estimates of their fair value.

  Senior unsecured debentures

  The fair value of the senior unsecured debentures is determined using the quoted market price of the senior unsecured debentures. At December 31, 2012, the fair value of the senior unsecured debentures was approximately $294.2 million (2011 — $291.8 million).

(b)   Credit Risk

  The Company's consolidated financial assets that are exposed to credit risk consist primarily of cash and cash equivalents, accounts receivable and note receivable.

  Cash and cash equivalents include short-term investments, such as commercial paper, which are only invested in governments and corporations with a minimum credit rating of A- (based on Standard & Poor's rating scale) or A3 (based on Moody's Investor Services' rating scale). Concentration of credit risk is further reduced by limiting the amount that is invested in any one government or corporation. The Company does not have investments in asset-backed commercial paper.

  Magna contributed approximately 97% of the Company's rental revenue. As at December 31, 2012 and 2011, the Company's allowance for doubtful accounts in "accounts receivable" on the consolidated balance sheets was a nominal amount.

  The credit risk associated with the note receivable is mitigated by the guarantee provided by the parent company of the note holder (note 3). Exposure to losses on the note receivable is dependent on the note holder's financial condition. The Company monitors its exposure throughout the year.

(c)   Interest Rate Risk

  The Company's consolidated results of operations are primarily exposed to interest rate risk on its credit facility. As there was no outstanding balance on this financial liability as at December 31, 2012, a 50 basis point change in annual interest rates, with all other variables held constant, would have no impact on the consolidated "interest expense and other financing costs, net" for the year ended December 31, 2012.

  The Company is also exposed to interest rate risk on short-term investments with maturities of up to three months from the date of acquisition that are included in "cash and cash equivalents" on the Company's consolidated balance sheets. The balance of the Company's short-term investments fluctuates depending on the timing of the Company's operating cash flows, capital expenditures and other liquidity requirements. Assuming the balance of short-term investments at December 31, 2012 were outstanding throughout the entire year then ended, a 50 basis point change in annual interest rates, with all other variables held constant, would have impacted consolidated "interest expense and other financing costs, net" for the year ended December 31, 2012 by approximately $0.2 million.

(d)   Currency Risk

  The Company is structured such that its foreign operations are self-sustaining. As a result, the Company's currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument.

  The Company periodically purchases foreign exchange forward contracts to hedge specific anticipated foreign currency transactions. At December 31, 2012, the Company held two foreign exchange forward contracts to purchase $12.8 million and sell euro 10.0 million. One contract matures on January 15, 2013 and the other on March 14, 2013. These contracts were entered into by the Company to mitigate its foreign exchange exposure on its net cash flows. Based on the foreign exchange rates at December 31, 2012, the fair value of these foreign exchange forward contracts at December 31, 2012 was a liability of $0.4 million, which is included in "accounts payable and accrued liabilities" on the Company's consolidated balance sheets. At December 31, 2011, the Company did not have any foreign exchange forward contracts outstanding.

(e)   Derivative Financial Instruments

  The following tables summarize the impact of these derivative financial instruments on the Company's consolidated financial statements as at December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010:

At at December 31,	2012	2011
Derivatives not designated as hedging instruments
Foreign exchange forward contracts
— included in accounts payable and accrued liabilities	$359	$—

		Amount of Gains Recognized in Income on Derivatives
	Location of Gains Recognized in Income on Derivatives
Years ended December 31,		2012	2011	2010
			(previously in US dollars — note 1(c))
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Foreign Exchange Gains	$566	$—	$10

(f)    Fair Value Measurements

  Fair value measurements are based on inputs of observable and unobservable market data that a market participant would use in pricing an asset or liability. ASC 820, "Fair Value Measurements and Disclosures", establishes a fair value hierarchy which is summarized below:

  Level 1: Fair value determined based on quoted prices in active markets for identical assets or liabilities.

  Level 2: Fair value determined using significant observable inputs, generally either quoted prices in active markets for similar assets or liabilities or quoted prices in markets that are not active.

  Level 3: Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows or similar techniques.

  The following tables represent information related to the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall:

As at December 31, 2012	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
ASSETS AND LIABILITIES CARRIED AT FAIR VALUE ON A RECURRING BASIS
Assets carried at fair value
Cash and cash equivalents	$51,073	$—	$—
Restricted cash	522	—	—

Assets carried at fair value	$51,595	$—	$—

Liabilities carried at fair value
Foreign exchange forward contracts(i)	$—	$359	$—

As at December 31, 2011	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(previously in US dollars — note 1(c))
ASSETS CARRIED AT FAIR VALUE ON A RECURRING BASIS
Cash and cash equivalents	$56,908	$—	$—

ASSETS CARRIED AT FAIR VALUE ON A NON-RECURRING BASIS
Income-producing properties(ii)	$—	$—	$12,774

(i)
Foreign exchange forward contracts are a Level 2 fair value measurement as the fair value of the contracts is determined based on foreign exchange rates in effect at December 31, 2012.

(ii)
During the year ended December 31, 2011, two income-producing properties with an aggregate cost of $29.2 million were written down to an aggregate fair value of $12.8 million (note 14). This is a Level 3 fair value measurement as the fair value of the income-producing properties was determined based on the present value of estimated future cash flows from the leased property.